Segment data (Segment Operating Results and Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net revenues
Sales to external customers	¥ 27,597,193	¥ 28,403,118	¥ 27,234,521
Total net revenues	27,597,193	28,403,118	27,234,521
Operating expenses	25,602,821	25,549,147	24,483,957
Operating income	1,994,372	2,853,971	2,750,564
Assets	48,750,186	47,427,597	47,729,830
Investment in equity method investees	2,845,422	2,631,389	2,691,222
Depreciation expenses	1,610,950	1,625,837	1,409,075
Capital expenditure	3,541,437	4,059,216	3,357,568
Inter-segment Elimination
Net revenues
Inter-segment sales and transfers	(629,306)	(647,909)	(744,548)
Total net revenues	(629,306)	(647,909)	(744,548)
Operating expenses	(626,950)	(647,149)	(742,319)
Operating income	(2,356)	(760)	(2,229)
Assets	7,915,579	8,179,682	7,564,434
Investment in equity method investees	90,193	78,776	84,294
Capital expenditure	12,014	(10,010)	(31,086)
Automotive | Operating Segments
Net revenues
Sales to external customers	25,032,229	25,923,813	25,006,224
Inter-segment sales and transfers	49,618	53,603	55,905
Total net revenues	25,081,847	25,977,416	25,062,129
Operating expenses	23,388,874	23,528,418	22,736,819
Operating income	1,692,973	2,448,998	2,325,310
Assets	16,156,496	15,621,757	15,897,022
Investment in equity method investees	2,745,437	2,532,644	2,588,127
Depreciation expenses	912,797	900,434	819,280
Capital expenditure	1,293,564	1,389,289	1,262,670
Financial Services | Operating Segments
Net revenues
Sales to external customers	1,783,697	1,854,007	1,621,685
Inter-segment sales and transfers	39,903	42,217	39,464
Total net revenues	1,823,600	1,896,224	1,661,149
Operating expenses	1,601,172	1,556,998	1,299,316
Operating income	222,428	339,226	361,833
Assets	22,507,613	21,709,010	22,378,941
Investment in equity method investees	9,792	9,168	8,801
Depreciation expenses	671,155	697,991	564,619
Capital expenditure	2,182,149	2,638,111	2,086,481
All Other | Operating Segments
Net revenues
Sales to external customers	781,267	625,298	606,612
Inter-segment sales and transfers	539,785	552,089	649,179
Total net revenues	1,321,052	1,177,387	1,255,791
Operating expenses	1,239,725	1,110,880	1,190,141
Operating income	81,327	66,507	65,650
Assets	2,170,498	1,917,148	1,889,433
Investment in equity method investees		10,801	10,000
Depreciation expenses	26,998	27,412	25,176
Capital expenditure	¥ 53,710	¥ 41,826	¥ 39,503